Intangibles - Summary of reconciliations of intangibles (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 22,003	$ 12,410
Additions		10,858
Amortisation expense	(1,953)	(1,265)	$ (1,084)
Ending balance	20,050	22,003	12,410
Paxalisib licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,326	12,410
Amortisation expense	(1,084)	(1,084)	(1,084)
Ending balance	10,242	11,326	$ 12,410
EVT801 licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,677
Additions		10,858
Amortisation expense	(869)	(181)
Ending balance	$ 9,808	$ 10,677